Note 1 - Organization and Description of Business (Details) - shares			6 Months Ended	12 Months Ended
	Nov. 11, 2015	Nov. 10, 2015	Jun. 30, 2016	Dec. 31, 2015	Nov. 15, 2015	Dec. 31, 2014	Nov. 12, 2014
Entity Incorporation, Date of Incorporation			Aug. 25, 1999	Aug. 25, 1999
Authorized Capital Stock							80,000,000
Common Stock, shares authorized			75,000,000	75,000,000		75,000,000	75,000,000
Preferred Stock, shares authorized			5,000,000	5,000,000		5,000,000	5,000,000
Mile High Brands
Business Acquisition, Percentage of Voting Interests Acquired	49.00%	49.00%
Gross Revenue Share		10.00%
Shares purchased	10,000,000	10,000,000		10,000,000	10,000,000
Mile High Brands | Common Stock
Shares Issued	10,000,000	10,000,000		10,000,000